Commitments and Contingencies - Schedule of Leases Supplemental Quantitative Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ (1,021)	$ (746)
Weighted average remaining lease term in years - operating leases	3 years 7 months 6 days	1 year 9 months 18 days
Weighted average discount rate - operating leases	11.10%	11.80%